OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating Expenses, Disclosure [Line Items]
Personnel	R$ (1,182,681)	R$ (1,246,869)
Material	(56,211)	(59,915)
Services	(423,319)	(378,846)
Energy purchased for resale	(482,958)	(499,316)
Charges for use of the electrical grid	(621,119)	(455,668)
Fuel for production of electricity energy	(768,250)	(537,337)
Construction	(195,256)	(148,568)
Depreciation and amortization	(645,144)	(458,100)
Donations and contributions	(47,068)	(38,738)
Operational Provisions/Reversals	(2,070,442)	(1,105,009)	R$ (1,105,009)
Others	(255,290)	(309,859)
Total	(6,747,739)	(5,238,225)
Costs
Operating Expenses, Disclosure [Line Items]
Personnel	(663,435)	(546,241)
Material	(45,835)	(52,422)
Services	(226,080)	(184,871)
Energy purchased for resale	(482,958)	(499,316)
Charges for use of the electrical grid	(621,119)	(455,668)
Fuel for production of electricity energy	(768,250)	(537,337)
Construction	(195,256)	(148,568)
Depreciation and amortization	(603,554)	(417,359)
Operational Provisions/Reversals		(6,097)
Others	(88,390)	(90,728)
Total	(3,694,877)	(2,938,607)
Expenses
Operating Expenses, Disclosure [Line Items]
Personnel	(519,246)	(700,628)
Material	(10,376)	(7,493)
Services	(197,239)	(193,975)
Depreciation and amortization	(41,591)	(40,741)
Donations and contributions	(47,068)	(38,738)
Operational Provisions/Reversals	(2,070,442)	(1,098,912)
Others	(166,900)	(219,131)
Total	R$ (3,052,862)	R$ (2,299,618)